Segment Information - Schedule of Revenue Derived from Services (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 101,060	$ 138,441	$ 323,915	$ 443,049
Broadcast [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	48,615	71,949	154,897	217,923
Enterprise [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	50,503	63,133	159,936	203,096
Consulting and Other [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 1,942	$ 3,359	$ 9,082	$ 22,030